Accrued expenses and other current liabilities (Tables)	6 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of September 30,	As of March 31,
	2025	2026
		(unaudited)
Interest payables	$5,420	$6,150
Payroll payables	3,070	2,648
Accrued expenses	2,187	2,405
Amounts due to third-parties	1,118	2,665
Deposit payables	715	-
Borrowings from third parties (3)	443	1,012
Others	955	421
Total	$13,908	$15,301